Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	79 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000209798
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000012204
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000012206
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	2.68%	11.02%		10.15%
C000012209
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	30.95%	11.85%		10.02%
C000012210
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000012213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	14.00%	10.55%		10.62%
C000012215
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	21.39%	10.55%		13.75%
C000012217
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	3.05%	8.15%		8.71%
C000012219
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	2.79%	26.15%		6.86%
C000012221
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	21.29%	19.12%		13.09%
C000012223
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	(10.10%)	5.64%		8.39%
C000012225
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	16.66%	16.23%		13.26%
C000012227
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	22.07%	17.06%		22.42%
C000012228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000055210
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	17.10%	14.94%		15.27%
C000055209
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000055213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	8.38%	14.08%		11.88%
C000055212
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000209798
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%	13.83%	16.24%
Without Sales Load [Member] | C000012204
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	13.86%		14.83%
Without Sales Load [Member] | C000012206
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%	11.03%		10.15%
Without Sales Load [Member] | C000012205
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%	11.04%		10.15%
Without Sales Load [Member] | C000012209
Average Annual Return [Line Items]
Average Annual Return, Percent	30.82%	11.85%		10.02%
Without Sales Load [Member] | C000012208
Average Annual Return [Line Items]
Average Annual Return, Percent	30.82%	11.85%		10.02%
Without Sales Load [Member] | C000012210
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	9.82%		15.59%
Without Sales Load [Member] | C000012211
Average Annual Return [Line Items]
Average Annual Return, Percent	23.10%	9.92%		15.71%
Without Sales Load [Member] | C000012213
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	10.57%		10.62%
Without Sales Load [Member] | C000012212
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	10.59%		10.63%
Without Sales Load [Member] | C000012215
Average Annual Return [Line Items]
Average Annual Return, Percent	21.23%	10.57%		13.76%
Without Sales Load [Member] | C000012214
Average Annual Return [Line Items]
Average Annual Return, Percent	21.23%	10.57%		13.76%
Without Sales Load [Member] | C000012217
Average Annual Return [Line Items]
Average Annual Return, Percent	2.99%	8.17%		8.71%
Without Sales Load [Member] | C000012216
Average Annual Return [Line Items]
Average Annual Return, Percent	2.99%	8.18%		8.72%
Without Sales Load [Member] | C000012219
Average Annual Return [Line Items]
Average Annual Return, Percent	2.82%	26.17%		6.86%
Without Sales Load [Member] | C000012218
Average Annual Return [Line Items]
Average Annual Return, Percent	2.81%	26.19%		6.88%
Without Sales Load [Member] | C000012221
Average Annual Return [Line Items]
Average Annual Return, Percent	21.32%	19.12%		13.09%
Without Sales Load [Member] | C000012220
Average Annual Return [Line Items]
Average Annual Return, Percent	21.35%	19.14%		13.10%
Without Sales Load [Member] | C000012223
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.13%)	5.65%		8.39%
Without Sales Load [Member] | C000012222
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.13%)	5.66%		8.40%
Without Sales Load [Member] | C000012225
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%	16.25%		13.26%
Without Sales Load [Member] | C000012224
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%	16.25%		13.27%
Without Sales Load [Member] | C000012227
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	17.07%		22.42%
Without Sales Load [Member] | C000012226
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	17.07%		22.42%
Without Sales Load [Member] | C000012228
Average Annual Return [Line Items]
Average Annual Return, Percent	14.14%	3.79%		10.61%
Without Sales Load [Member] | C000012229
Average Annual Return [Line Items]
Average Annual Return, Percent	14.29%	3.91%		10.74%
Without Sales Load [Member] | C000055210
Average Annual Return [Line Items]
Average Annual Return, Percent	16.95%	14.94%		15.27%
Without Sales Load [Member] | C000055209
Average Annual Return [Line Items]
Average Annual Return, Percent	16.97%	14.96%		15.28%
Without Sales Load [Member] | C000055213
Average Annual Return [Line Items]
Average Annual Return, Percent	8.31%	14.09%		11.88%
Without Sales Load [Member] | C000055212
Average Annual Return [Line Items]
Average Annual Return, Percent	8.32%	14.11%		11.90%
NACC2 Index: FTSE USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE USA Index
Average Annual Return, Percent	16.55%	14.44%	16.05%
NACC2 Index: FTSE USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE USA Index
Average Annual Return, Percent	16.55%	14.44%		14.56%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%		13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%		13.91%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	15.87%	14.26%		14.07%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Average Annual Return, Percent	15.42%	8.94%		7.33%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Average Annual Return, Percent	15.42%	8.94%		7.33%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%		13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%		13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%		13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%		13.91%
NACC2 Index: FTSE US Choice Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE US Choice Index
Average Annual Return, Percent	16.84%	13.97%	16.38%
NACC2 Index: FTSE US Choice Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE US Choice Index
Average Annual Return, Percent	16.84%	13.97%		14.93%
NACC2 Index: MSCI U.S. Investable Market Materials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Materials 25/50 Index
Average Annual Return, Percent	2.65%	11.13%		10.24%
NACC2 Index: MSCI U.S. Investable Market Materials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Materials 25/50 Index
Average Annual Return, Percent	2.65%	11.13%		10.24%
NACC2 Index: Communication Services Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Communication Services Spliced Index
Average Annual Return, Percent	30.63%	11.81%		9.96%
NACC2 Index: Communication Services Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Communication Services Spliced Index
Average Annual Return, Percent	30.63%	11.81%		9.96%
NACC2 Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	22.58%	15.25%		17.92%
NACC2 Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	22.58%	15.25%		17.92%
NACC2 Index: MSCI U.S. Investable Market Utilities 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Utilities 25/50 Index
Average Annual Return, Percent	14.18%	10.70%		10.72%
NACC2 Index: MSCI U.S. Investable Market Utilities 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Utilities 25/50 Index
Average Annual Return, Percent	14.18%	10.70%		10.72%
NACC2 Index: Consumer Discretionary Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Discretionary Spliced Index
Average Annual Return, Percent	21.34%	10.64%		13.84%
NACC2 Index: Consumer Discretionary Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Discretionary Spliced Index
Average Annual Return, Percent	21.34%	10.64%		13.84%
NACC2 Index: MSCI U.S. Investable Market Consumer Staples 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Consumer Staples 25/50 Index
Average Annual Return, Percent	3.03%	8.25%		8.79%
NACC2 Index: MSCI U.S. Investable Market Consumer Staples 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Consumer Staples 25/50 Index
Average Annual Return, Percent	3.03%	8.25%		8.79%
NACC2 Index: MSCI U.S. Investable Market Energy 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Energy 25/50 Index
Average Annual Return, Percent	2.92%	26.31%		7.00%
NACC2 Index: MSCI U.S. Investable Market Energy 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Energy 25/50 Index
Average Annual Return, Percent	2.92%	26.31%		7.00%
NACC2 Index: MSCI U.S. Investable Market Financials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Financials 25/50 Index
Average Annual Return, Percent	21.42%	19.22%		13.19%
NACC2 Index: MSCI U.S. Investable Market Financials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Financials 25/50 Index
Average Annual Return, Percent	21.42%	19.22%		13.19%
NACC2 Index: MSCI U.S. Investable Market Health Care 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Health Care 25/50 Index
Average Annual Return, Percent	(10.05%)	5.74%		8.47%
NACC2 Index: MSCI U.S. Investable Market Health Care 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Health Care 25/50 Index
Average Annual Return, Percent	(10.05%)	5.74%		8.47%
NACC2 Index: MSCI U.S. Investable Market Industrials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Industrials 25/50 Index
Average Annual Return, Percent	16.75%	16.35%		13.36%
NACC2 Index: MSCI U.S. Investable Market Industrials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Investable Market Industrials 25/50 Index
Average Annual Return, Percent	16.75%	16.35%		13.36%
NACC2 Index: Information Technology Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Information Technology Spliced Index
Average Annual Return, Percent	22.14%	17.16%		22.53%
NACC2 Index: Information Technology Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Information Technology Spliced Index
Average Annual Return, Percent	22.14%	17.16%		22.53%
NACC2 Index: CRSP US Mega Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Index
Average Annual Return, Percent	17.03%	15.00%		15.33%
NACC2 Index: CRSP US Mega Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Index
Average Annual Return, Percent	17.03%	15.00%		15.33%
NACC2 Index: CRSP US Mega Cap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Value Index
Average Annual Return, Percent	8.36%	14.14%		11.92%
NACC2 Index: CRSP US Mega Cap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Value Index
Average Annual Return, Percent	8.36%	14.14%		11.92%